Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	PIONEER STRATEGIC INCOME FUND
Central Index Key	0001077452
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Feb 1, 2013
Prospectus Date	Feb 1, 2013

Pioneer Strategic Income Fund
PIONEER STRATEGIC INCOME FUND
INVESTMENT OBJECTIVE
A high level of current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 62.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Strategic Income Fund	CLASS A	CLASS B	CLASS C	CLASS K	CLASS R	CLASS Y	CLASS Z
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Strategic Income Fund		CLASS A	CLASS B	CLASS C	CLASS K	CLASS R	CLASS Y	CLASS Z
Management Fees		0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	none	none
Other Expenses	[1]	0.25%	0.35%	0.18%	0.06%	0.38%	0.17%	0.27%
Total Annual Fund Operating Expenses		1.06%	1.91%	1.74%	0.62%	1.44%	0.73%	0.83%
[1]	Other expenses for Class K shares are based on estimated amounts for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Strategic Income Fund (USD $)	1	3	5	10
CLASS A	553	772	1,008	1,686
CLASS B	594	900	1,132	2,011
CLASS C	277	548	944	2,052
CLASS K	63	199	346	774
CLASS R	147	456	787	1,724
CLASS Y	75	233	406	906
CLASS Z	85	265	460	1,025

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Strategic Income Fund (USD $)	1	3	5	10
CLASS A	553	772	1,008	1,686
CLASS B	194	600	1,032	2,011
CLASS C	177	548	944	2,052
CLASS K	63	199	346	774
CLASS R	147	456	787	1,724
CLASS Y	75	233	406	906
CLASS Z	85	265	460	1,025

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The fund's investment adviser allocates the fund's investments among the following three segments of the debt markets:
  Below investment grade (high yield or "junk bond") securities of U.S. and non-U.S. issuers
  Investment grade securities of U.S. issuers
  Investment grade securities of non-U.S. issuers
The adviser's allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the fund may have a substantial amount of its assets in any one of such segments.

The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities; debt securities of U.S. and non-U.S. corporate issuers (including convertible debt); and mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities.

The fund invests in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Depending upon the adviser's allocation among market segments, up to 70% of the fund's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the adviser. Up to 20% of the fund's total assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The fund may also invest in securities that are in default, subordinated debt securities, event-linked bonds and Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities.

Up to 85% of the fund's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.

The fund may invest up to 20% of its total assets in equity securities, including common stocks, preferred stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate trusts (REITs).

The fund may, but is not required to, use derivatives, such as credit default swaps, forward foreign currency exchange contracts, and bond and interest rate futures. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.

The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, rating, sector and country weightings of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities). Interest rates in the U.S. recently have been historically low.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITIES RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital U.S. Universal Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.93% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -9.02% % (10/01/2008 TO 12/31/2008).
No performance information is presented for Class K shares in the table because Class K shares do not have annual returns for at least one calendar year. The returns for Class K shares would differ from those of Class A, Class B, Class C, Class R, Class Y and Class Z shares because they have different expenses.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Average Annual Total Returns Pioneer Strategic Income Fund		1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS A		6.23%	7.21%	8.03%	7.41%	Apr 15, 1999
CLASS A Return after taxes on distributions		4.50%	4.91%	5.74%	4.92%	Apr 15, 1999
CLASS A Return after taxes on distributions and sale of shares		4.01%	4.77%	5.55%	4.82%	Apr 15, 1999
CLASS B		6.26%	7.36%	7.68%	6.96%	Apr 15, 1999
CLASS C	[1]	10.41%	7.45%	7.74%	7.01%	Apr 15, 1999
CLASS R		10.76%	7.89%		8.00%	Apr 1, 2003
CLASS Y		11.49%	8.59%		7.87%	Sep 9, 2004
CLASS Z		11.48%	8.51%		8.69%	Jul 6, 2007
Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		5.53%	6.19%	5.59%	6.11%	Apr 15, 1999
[1]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R, Class Y and Class Z shares shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER STRATEGIC INCOME FUND
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Pioneer Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class K shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to such debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. The fund's investment adviser allocates the fund's investments among the following three segments of the debt markets:
  Below investment grade (high yield or "junk bond") securities of U.S. and non-U.S. issuers
  Investment grade securities of U.S. issuers
  Investment grade securities of non-U.S. issuers
The adviser's allocations among the segments of the debt markets depend upon its outlook for economic, interest rate and political trends. At any given time, the fund may have a substantial amount of its assets in any one of such segments.

The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities; debt securities of U.S. and non-U.S. corporate issuers (including convertible debt); and mortgage-related securities, including "sub-prime" mortgages, and asset-backed securities.

The fund invests in securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Depending upon the adviser's allocation among market segments, up to 70% of the fund's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the adviser. Up to 20% of the fund's total assets may be invested in debt securities rated below CCC by Standard & Poor's Financial Services LLC or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The fund may also invest in securities that are in default, subordinated debt securities, event-linked bonds and Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities.

Up to 85% of the fund's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.

The fund may invest up to 20% of its total assets in equity securities, including common stocks, preferred stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate trusts (REITs).

The fund may, but is not required to, use derivatives, such as credit default swaps, forward foreign currency exchange contracts, and bond and interest rate futures. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund also may hold cash or other short-term investments.

		The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, rating, sector and country weightings of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments. (This risk may be greater in the short term.) High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities). Interest rates in the U.S. recently have been historically low.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITIES RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index.

DERIVATIVES RISK. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital U.S. Universal Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class K shares in the table because Class K shares do not have annual returns for at least one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.93% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -9.02% % (10/01/2008 TO 12/31/2008).
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R, Class Y and Class Z shares shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class K, Class R, Class Y and Class Z shares shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	No performance information is presented for Class K shares in the table because Class K shares do not have annual returns for at least one calendar year. The returns for Class K shares would differ from those of Class A, Class B, Class C, Class R, Class Y and Class Z shares because they have different expenses.
Pioneer Strategic Income Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1	rr_ExpenseExampleYear01	553
3	rr_ExpenseExampleYear03	772
5	rr_ExpenseExampleYear05	1,008
10	rr_ExpenseExampleYear10	1,686
1	rr_ExpenseExampleNoRedemptionYear01	553
3	rr_ExpenseExampleNoRedemptionYear03	772
5	rr_ExpenseExampleNoRedemptionYear05	1,008
10	rr_ExpenseExampleNoRedemptionYear10	1,686
2003	rr_AnnualReturn2003	19.74%
2004	rr_AnnualReturn2004	10.51%
2005	rr_AnnualReturn2005	2.40%
2006	rr_AnnualReturn2006	6.33%
2007	rr_AnnualReturn2007	6.07%
2008	rr_AnnualReturn2008	(11.35%)
2009	rr_AnnualReturn2009	30.64%
2010	rr_AnnualReturn2010	11.63%
2011	rr_AnnualReturn2011	3.12%
2012	rr_AnnualReturn2012	11.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.02%)
1 YEAR	rr_AverageAnnualReturnYear01	6.23%
5 YEARS	rr_AverageAnnualReturnYear05	7.21%
10 YEARS	rr_AverageAnnualReturnYear10	8.03%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.41%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 15, 1999
Pioneer Strategic Income Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
1	rr_ExpenseExampleYear01	594
3	rr_ExpenseExampleYear03	900
5	rr_ExpenseExampleYear05	1,132
10	rr_ExpenseExampleYear10	2,011
1	rr_ExpenseExampleNoRedemptionYear01	194
3	rr_ExpenseExampleNoRedemptionYear03	600
5	rr_ExpenseExampleNoRedemptionYear05	1,032
10	rr_ExpenseExampleNoRedemptionYear10	2,011
1 YEAR	rr_AverageAnnualReturnYear01	6.26%
5 YEARS	rr_AverageAnnualReturnYear05	7.36%
10 YEARS	rr_AverageAnnualReturnYear10	7.68%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.96%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 15, 1999
Pioneer Strategic Income Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
1	rr_ExpenseExampleYear01	277
3	rr_ExpenseExampleYear03	548
5	rr_ExpenseExampleYear05	944
10	rr_ExpenseExampleYear10	2,052
1	rr_ExpenseExampleNoRedemptionYear01	177
3	rr_ExpenseExampleNoRedemptionYear03	548
5	rr_ExpenseExampleNoRedemptionYear05	944
10	rr_ExpenseExampleNoRedemptionYear10	2,052
1 YEAR	rr_AverageAnnualReturnYear01	10.41%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	7.45%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	7.74%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.01%	[2]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 15, 1999	[2]
Pioneer Strategic Income Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1	rr_ExpenseExampleYear01	63
3	rr_ExpenseExampleYear03	199
5	rr_ExpenseExampleYear05	346
10	rr_ExpenseExampleYear10	774
1	rr_ExpenseExampleNoRedemptionYear01	63
3	rr_ExpenseExampleNoRedemptionYear03	199
5	rr_ExpenseExampleNoRedemptionYear05	346
10	rr_ExpenseExampleNoRedemptionYear10	774
Pioneer Strategic Income Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
1	rr_ExpenseExampleYear01	147
3	rr_ExpenseExampleYear03	456
5	rr_ExpenseExampleYear05	787
10	rr_ExpenseExampleYear10	1,724
1	rr_ExpenseExampleNoRedemptionYear01	147
3	rr_ExpenseExampleNoRedemptionYear03	456
5	rr_ExpenseExampleNoRedemptionYear05	787
10	rr_ExpenseExampleNoRedemptionYear10	1,724
1 YEAR	rr_AverageAnnualReturnYear01	10.76%
5 YEARS	rr_AverageAnnualReturnYear05	7.89%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.00%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Pioneer Strategic Income Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1	rr_ExpenseExampleYear01	75
3	rr_ExpenseExampleYear03	233
5	rr_ExpenseExampleYear05	406
10	rr_ExpenseExampleYear10	906
1	rr_ExpenseExampleNoRedemptionYear01	75
3	rr_ExpenseExampleNoRedemptionYear03	233
5	rr_ExpenseExampleNoRedemptionYear05	406
10	rr_ExpenseExampleNoRedemptionYear10	906
1 YEAR	rr_AverageAnnualReturnYear01	11.49%
5 YEARS	rr_AverageAnnualReturnYear05	8.59%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.87%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 9, 2004
Pioneer Strategic Income Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1	rr_ExpenseExampleYear01	85
3	rr_ExpenseExampleYear03	265
5	rr_ExpenseExampleYear05	460
10	rr_ExpenseExampleYear10	1,025
1	rr_ExpenseExampleNoRedemptionYear01	85
3	rr_ExpenseExampleNoRedemptionYear03	265
5	rr_ExpenseExampleNoRedemptionYear05	460
10	rr_ExpenseExampleNoRedemptionYear10	1,025
1 YEAR	rr_AverageAnnualReturnYear01	11.48%
5 YEARS	rr_AverageAnnualReturnYear05	8.51%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.69%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jul 6, 2007
Pioneer Strategic Income Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.50%
5 YEARS	rr_AverageAnnualReturnYear05	4.91%
10 YEARS	rr_AverageAnnualReturnYear10	5.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.92%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 15, 1999
Pioneer Strategic Income Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.01%
5 YEARS	rr_AverageAnnualReturnYear05	4.77%
10 YEARS	rr_AverageAnnualReturnYear10	5.55%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 15, 1999
Pioneer Strategic Income Fund | Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.53%
5 YEARS	rr_AverageAnnualReturnYear05	6.19%
10 YEARS	rr_AverageAnnualReturnYear10	5.59%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.11%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Apr 15, 1999

[1]	Other expenses for Class K shares are based on estimated amounts for the current fiscal year.
[2]	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER STRATEGIC INCOME FUND
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013